Property, plant and equipment - Narrative (Details) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Additions	SFr 30.5	SFr 19.0
Non-cash additions of property, plant and equipment	6.8	0.0
Other
Disclosure of detailed information about property, plant and equipment [line items]
Additions	3.5	SFr 2.1
Other, fixed assets not yet in use	SFr 3.9		SFr 2.4